EMPLOYEE BENEFIT PLANS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Defined Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	$ 103	$ 101	$ 16
Amortization of actuarial gain	(21)	(16)	(11)
Current year prior service cost	(26)
Amortization of prior service cost	6	4	4
Total recognized in other comprehensive loss (income)	62	89	9
Net periodic benefit cost	35	32	25
Total recognized in net periodic benefit cost and other comprehensive loss (income)	97	121	34
Projected benefit obligation:
Discount rate (as a percent)	4.18%	5.30%	5.70%
Rate of compensation increase (as a percent)	4.19%	3.88%	3.88%
Net periodic pension cost:
Discount rate (as a percent)	5.30%	5.70%	5.90%
Rate of compensation increase (as a percent)	3.88%	3.88%	3.88%
Expected return on plan assets (as a percent)	8.00%	8.19%	8.20%
Non-U.S. Defined Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	272	182	20
Amortization of actuarial gain	(28)	(21)	(19)
Current year prior service cost		(2)
Amortization of prior service cost	1	2	1
Curtailment effects		(38)
Settlements	(13)
Total recognized in other comprehensive loss (income)	232	123	2
Net periodic benefit cost	41	41	43
Total recognized in net periodic benefit cost and other comprehensive loss (income)	273	164	45
Projected benefit obligation:
Discount rate (as a percent)	3.38%	4.39%	4.69%
Rate of compensation increase (as a percent)	3.34%	3.44%	3.38%
Net periodic pension cost:
Discount rate (as a percent)	4.39%	4.69%	4.94%
Rate of compensation increase (as a percent)	3.44%	3.38%	3.23%
Expected return on plan assets (as a percent)	6.52%	6.62%	6.65%
U.S. Other Postretirement Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	9	1	5
Amortization of actuarial gain	(2)	(1)	(2)
Amortization of prior service cost	3	2	3
Total recognized in other comprehensive loss (income)	10	2	6
Net periodic benefit cost	10	9	8
Total recognized in net periodic benefit cost and other comprehensive loss (income)	20	11	14
Projected benefit obligation:
Discount rate (as a percent)	3.89%	5.09%	5.46%
Net periodic pension cost:
Discount rate (as a percent)	5.09%	5.46%	5.59%
Non-U.S. Other Postretirement Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Net periodic benefit cost	1	1
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$ 1	$ 1
Projected benefit obligation:
Discount rate (as a percent)	5.79%	6.09%	6.69%
Net periodic pension cost:
Discount rate (as a percent)	6.09%	6.69%	7.47%